Average Annual Total Returns - Institutional - Vanguard SP 500 Value Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Fund Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	1.31%	10.44%	8.14%	Mar. 03, 2015	0.63%	9.79%	7.49%	1.12%	8.19%	6.33%	1.36%	10.52%	8.21%	20.79%	15.36%	12.54%